Property, Plant and Equipment - Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Water pipelines [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Natural gas pipeline facilities [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Liquefaction processing equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Liquefaction processing equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Other [Member] | Minimum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Other [Member] | Maximum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years